SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 22 — SUBSEQUENT EVENTS

On November 2, 2022, the Company entered into a definitive Agreement and Plan of Merger (the “Merger Agreement”) with AIWAYS, a global new energy vehicle brand, pursuant to which AIWAYS will merge with a wholly-owned subsidiary of the Company, and the issued and outstanding share capital of AIWAYS will be cancelled in exchange for newly issued shares of the Company on the terms and conditions set forth therein in a transaction exempt from the registration requirements under the Securities Act of 1933, as amended (the “Transaction”). Upon consummation of the Transaction, AIWAYS will become a wholly-owned subsidiary of the Company, and the existing AIWAYS shareholders and existing Company shareholders will own approximately 99.2% and 0.8%, respectively, of the outstanding shares of the combined company. For the purposes of consummating the transactions contemplated by the Merger Agreement, Aiways Automobile and Aiways Merger Sub were both formed on September 29, 2022.

On April 30, 2023, pursuant to Section 10.01(f) of the Merger Agreement, the Company tendered its notice to terminate the Merger Agreement and the transactions contemplated therein, effective from the date thereof. By virtue of terminating the Merger Agreement, the Support Agreement and the Company Voting Agreement, as such terms were defined in the Merger Agreement, were also terminated.